Related party transactions and balances	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

11	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of September 30, 2025 and 2024:

Name of related parties	Relationship with the Company
Desfran Consulting DMCC	Controlled by entity’s shareholder, Desmond Foo

Due from related party

The Company gave advances to Desfran Consulting DMCC for working capital purposes. The receivable balance due from Desfran Consulting DMCC was $29,733 and nil as of September 30, 2025 and 2024, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.